UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-04797

                   Oppenheimer Quest Capital Value Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                      (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

April 30, 2003

Oppenheimer
Quest Capital Value
Fund, Inc. SM

                                                                   Management
                                                                  Commentaries
                                                                       and
                                                                   Semiannual
                                                                     Report



[GRAPHIC]

MANAGEMENT COMMENTARIES

    Performance Update

    Investment Strategy Discussion

    Listing of Top Holdings

SEMIANNUAL REPORT AND FINANCIAL STATEMENTS

    Listing of Investments

    Financials

"A strong emphasis on companies positioned to benefit from pent-up demand and a stronger economy helped Oppenheimer Quest Capital Value deliver a competitive total return for the last six months." 1

                                                        [LOGO]
                                                        OppenheimerFunds(R)
                                                        The Right Way to invest

HIGHLIGHTS

Fund Objective
Oppenheimer Quest Capital Value Fund, Inc. SM seeks capital appreciation.

Fund Highlight
The Fund's Class A shares are ranked in the first quartile of all Multi-Cap Value funds for the one year period ended April 30, 2003, according to Lipper, Inc. 1

    MANAGEMENT COMMENTARIES AND ADDITIONAL DISCLOSURES

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Manager

23  Directors and
    Officers Listing

24  Privacy Policy Notice


    SEMIANNUAL REPORT AND FINANCIAL STATEMENTS

 7  Statement of Investments

 9  Statement of Assets and Liabilities

11  Statement of Operations

12  Statements
    of Changes
    in Net Assets

13  Financial Highlights

17  Notes to Financial Statements



Cumulative Total Returns*
          For the 6-Month Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------
Class A   4.14%        -1.85%
----------------------------------
Class B   3.76         -1.24
----------------------------------
Class C   3.76          2.76
----------------------------------
Class N   4.00          3.00


----------------------------------
Average Annual Total Returns*
          For the 1-Year Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------
Class A   -12.01%      -17.07%
----------------------------------
Class B   -12.66       -17.03
----------------------------------
Class C   -12.69       -13.56
----------------------------------
Class N   -12.22       -13.09


1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked #109/490, #67/251 and #64/89 for the one-, five- and 10-year periods ended 4/30/03. Lipper ranking are for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

Past performance does not guarantee future results.

*See Notes on page 6 for further details.

 Not part of the semiannual report to Fund shareholders

LETTER TO SHAREHOLDERS

Dear Shareholder,



It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles--investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,
/s/ John V. Murphy



John V. Murphy
May 21, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.


[PHOTO]
John V. Murphy

John V. Murphy
President
Oppenheimer
Quest Capital Value
Fund, Inc.



 Not part of the semiannual report to Fund shareholders

                 1 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q
How did Oppenheimer Quest Capital Value Fund, Inc. perform during the six months that ended April 30, 2003?
A. We're pleased to report that the Fund held its own during this volatile period, delivering a six-month total return slightly below that of the Standard & Poor's 500 Index and the average for its peer group of multi-cap value funds. 2

What drove the market's increased volatility?
The market's movements from month to month were exceptionally large by historic standards. Last November, spurred by somewhat improved economic data, the market staged a strong rally. Later, it gave back those gains and more as two factors--war in Iraq and poor weather--hindered short-term business performance. Once fighting in Iraq calmed down, the market engaged in another, albeit weaker, recovery to end the period very close to where it began.

Given this backdrop, how did you position the Fund?
We focused on owning undervalued companies that have strategically positioned themselves to take advantage of economic recovery--in short, companies with strong operating leverage and pent-up demand. Through our bottom-up analysis, we identified stocks that in our view, in light of their inherent strengths, had been excessively discounted in 2002. We were careful to differentiate between stocks that had declined due to general weakness in the economy and those that had fallen due to company- or industry-specific issues.

Why was pent-up demand important to your selection?
Take the case of media companies, which sell advertising space or time. If a commercial spot or advertising page is not sold before a program airs or a magazine is printed, the opportunity to make money is generally lost. There is little opportunity to

Portfolio Manager
Louis Goldstein



2. The Fund's performance (Class A shares @ NAV) is compared to the 4.48% return of the S&P 500 Index, an unmanaged index of domestic equity securities, and the 6.92% average return of the 530 funds in the Lipper Multi-Cap Value category, for the six-month period ended 4/30/03.

 Not part of the semiannual report to Fund shareholders

                 2 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

recoup the income in future quarters, so there is no built-up demand to lift sales and revenues down the road. With this in mind, we trimmed the Fund's exposure to media companies last fall, in anticipation of war, which generally suppresses advertising orders. The few media companies remaining in the portfolio, including billboard company Lamar Advertising Co., performed poorly. 3 However, we believe Lamar's strong billboard business provides the company with greater stability that will enable it to perform well once the sector turns around.
   Conversely, we expected declines in order flow for industrial companies to reverse in later quarters, so we adjusted our exposure within the industrial sector. We added to the Fund's underpriced industrial holdings, which we believe are positioned to excel when pent-up demand is unleashed, such as heavy-truck manufacturer Paccar, Inc. To do this, we eliminated positions in certain holdings, including York International Corp., maker of heating and ventilation equipment. The stock declined due to an unsuccessful attempt to improve company operations, which left York poorly positioned to benefit from any increase in future orders.
   Another area where changing demand led to shifting investments was health care. For one, the need for analytical instrumentation used in laboratories and clinics is waning. On the other hand, the competition among pharmaceuticals companies is heating up, boosting orders for items consumed in the research process--so-called life-science consumables--as well as demand for generic drugs. With that in mind, we sold a position in analytical instrumentation maker Thermo Electron Corp., while re-investing in a manufacturer of life-science consumables, and adding a position in Taro Pharmaceutical Industries Ltd., maker of Lotrimin, as well as generic ointments and creams. Taro was one of the strongest contributors to performance during these past six months.


[SIDEBAR]

We were careful to differentiate between demand that is pent-up and that which is lost and likely to never be recovered.



3. The Fund's holdings and allocations are subject to change.

 Not part of the semiannual report to Fund shareholders

                 3 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER


What were the other contributors to performance?
General Electric Co. bounced back once investors accepted that, after losing its highly regarded chairman two years ago, the company will make missteps, but still be profitable.
   Offsetting these gains were declines in our holdings of Freddie Mac, Rockwell Collins, Inc., and Roper Industries, Inc., among others. Mortgage lender Freddie Mac suffered from concerns about a positive earnings restatement and negative comments about derivatives, of which it is a major issuer. Rockwell Collins, an aerospace company, paid the price for declines in its commercial aviation and communications businesses. Finally, Roper Industries, which provides instrumentation to the energy industry, was hurt by a delayed order from a major customer in Russia.

What is your outlook for the market?
With war worries on the decline and the weather much improved, we expect capital spending to strengthen, supporting a brisk climb toward economic recovery in 2003. Whether or not this improvement brings about broad gains for the stock market, we believe it could drive advances for our holdings, which are undervalued and, in many cases, stand to benefit from constrained demand. We will continue to look for more such companies, as their ability to help long-term gains has made Oppenheimer Quest Capital Value Fund, Inc. a part of The Right Way to Invest.


Average Annual
Total Returns with
Sales Charge

For the Periods Ended 3/31/03 4

Class A
1-Year  5-Year 10-Year
---------------------------
-26.11% -0.36%  7.03%

Class B        Since
1-Year  5-Year Inception
---------------------------
-26.07%  0.00%  4.35%

Class C        Since
1-Year  5-Year Inception
---------------------------
-22.94%  0.21%  4.33%

Class N        Since
1-Year  5-Year Inception
---------------------------
-22.52% N/A    -9.99%

4. See Notes on page 6 for further details.

 Not part of the semiannual report to Fund shareholders

                 4 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

Top Ten Common Stock Holdings 6
--------------------------------------------------------------------------------
Lamar Advertising Co., Cl. A                             4.1%
--------------------------------------------------------------------------------
Canadian National Railway Co.                            3.6
--------------------------------------------------------------------------------
Diebold, Inc.                                            3.5
--------------------------------------------------------------------------------
Freddie Mac                                              3.5
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 3.1
--------------------------------------------------------------------------------
General Electric Co.                                     2.8
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                      2.7
--------------------------------------------------------------------------------
Bank One Corp.                                           2.5
--------------------------------------------------------------------------------
Aramark Corp., Cl. B                                     2.3
--------------------------------------------------------------------------------
Millipore Corp.                                          2.3

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Five Common Stock Industries 6
--------------------------------------------------------------------------------
Machinery                                               10.4%
--------------------------------------------------------------------------------
Media                                                   10.2
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                       9.3
--------------------------------------------------------------------------------
Insurance                                                7.9
--------------------------------------------------------------------------------
Aerospace & Defense                                      5.7


Sector Allocation 5

[PIE CHART]
o    Industrials              27.9%
     Machinery                11.2
     Aerospace &
     Defense                   6.1
     Road & Rail               3.9
     Commercial
     Services &
      Supplies                 3.7
     Industrial
     Conglom-
     erates                    3.0
o    Financials               18.7
o    Consumer
     Discretionary            16.8
o    Information Technology   13.1
o    Health Care               9.1
o    Utilities                 6.9
o    Energy                    6.5
o    Materials                 1.0

5. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on total market value of common stock holdings.
6. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on net assets.

Not part of the semiannual report to Fund shareholders

                 5 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

OppenheimerFunds, Inc. became the Fund's advisor on 2/28/97. The Fund's Subadvisor is OpCap Advisors (the Fund's advisor until 2/28/97). The Fund commenced operations on 2/13/87 as a closed-end investment company, formerly named Quest for Value Dual Purpose Fund, Inc., with a dual purpose structure and two classes of shares, Income shares and Capital shares. Under the prior dual-purpose structure, Capital shares were entitled to all gains and losses on all Fund assets and no expenses were allocated to such shares; the Income shares bore all of the Fund's operating expenses. On 1/31/97, the Fund redeemed its Income shares, which are no longer outstanding, and its dual-purpose structure terminated. On 3/3/97, the Fund converted from a closed-end fund to an open-end fund, and its outstanding Capital shares were designated as Class A shares now bearing their allocable share of the Fund's expenses.

Class A (formerly Capital) shares of the Fund were first publicly offered on 2/13/87. Unless otherwise noted, Class A shares total returns reflect the historical performance of the Class A shares of the Fund (formerly Capital shares) as adjusted for the fees and expenses of Class A shares in effect as of 3/3/97 (without giving effect to any fee waivers). Unless otherwise noted, average annual total returns for Class A shares includes the current 5.75% maximum initial sales charge. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

Class B shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to a maximum annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

Not part of the semiannual report to Fund shareholders

                 6 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  April 30, 2003 / Unaudited

                                                            Market Value
                                      Shares                 See Note 1
-------------------------------------------------------------------------
 Common Stocks--93.2%
-------------------------------------------------------------------------
 Consumer Discretionary--15.6%
-------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.6%
 Darden
 Restaurants, Inc.                   108,100          $       1,892,831
-------------------------------------------------------------------------
 Yum! Brands, Inc. 1                  72,000                  1,778,400
                                                      -------------------
                                                              3,671,231

-------------------------------------------------------------------------
 Media--10.2%
 AOL Time
 Warner, Inc. 1                      195,096                  2,668,913
-------------------------------------------------------------------------
 EchoStar
 Communications
 Corp., Cl. A 1                       37,900                  1,135,484
-------------------------------------------------------------------------
 General Motors
 Corp., Cl. H 1                      165,265                  1,950,127
-------------------------------------------------------------------------
 Lamar Advertising
 Co., Cl. A 1                        261,100                  9,378,712
-------------------------------------------------------------------------
 Liberty Media
 Corp., Cl. A 1                      217,000                  2,387,000
-------------------------------------------------------------------------
 Omnicom
 Group, Inc.                          99,121                  6,135,590
                                                      -------------------
                                                             23,655,826

-------------------------------------------------------------------------
 Multiline Retail--2.9%
 Dollar General Corp.                297,000                  4,318,380
-------------------------------------------------------------------------
 Target Corp.                         68,300                  2,283,952
                                                      -------------------
                                                              6,602,332

-------------------------------------------------------------------------
 Specialty Retail--0.9%
 Office Depot, Inc. 1                173,000                  2,190,180
-------------------------------------------------------------------------
 Energy--6.1%
-------------------------------------------------------------------------
 Energy Equipment & Services--3.0%
 GlobalSantaFe Corp.                 149,300                  3,159,188
-------------------------------------------------------------------------
 National-Oilwell, Inc. 1            182,600                  3,832,774
                                                      -------------------
                                                              6,991,962

-------------------------------------------------------------------------
 Oil & Gas--3.1%
 Anadarko
 Petroleum Corp.                     158,800                  7,050,720
-------------------------------------------------------------------------
 Financials--17.4%
-------------------------------------------------------------------------
 Banks--4.5%
 Bank One Corp.                      162,400                  5,854,520
-------------------------------------------------------------------------
 M&T Bank Corp.                       37,000                  3,125,390
-------------------------------------------------------------------------
 Wells Fargo Co.                      29,000                  1,399,540
                                                      -------------------
                                                             10,379,450

                                                            Market Value
                                      Shares                 See Note 1
-------------------------------------------------------------------------
 Diversified Financials--5.0%
 Citigroup, Inc.                      88,000          $       3,454,000
-------------------------------------------------------------------------
 Freddie Mac                         139,800                  8,094,420
                                                      -------------------
                                                             11,548,420

-------------------------------------------------------------------------
 Insurance--7.9%
 American International
 Group, Inc.                          62,000                  3,592,900
-------------------------------------------------------------------------
 John Hancock
 Financial Services, Inc.             82,000                  2,379,640
-------------------------------------------------------------------------
 Nationwide Financial
 Services, Inc., Cl. A               109,900                  3,093,685
-------------------------------------------------------------------------
 Partnerre
 Holdings Ltd.                        63,100                  3,375,850
-------------------------------------------------------------------------
 Platinum Underwriters
 Holdings Ltd.                        89,000                  2,354,050
-------------------------------------------------------------------------
 XL Capital Ltd., Cl. A               42,200                  3,473,060
                                                      -------------------
                                                             18,269,185

-------------------------------------------------------------------------
 Health Care--8.5%
-------------------------------------------------------------------------
 Biotechnology--1.0%
 Invitrogen Corp. 1                   71,000                  2,321,700
-------------------------------------------------------------------------
 Health Care Equipment & Supplies--3.1%
 Millipore Corp. 1                   154,532                  5,277,268
-------------------------------------------------------------------------
 Sybron Dental
 Specialties, Inc. 1                  95,500                  1,943,425
                                                      -------------------
                                                              7,220,693

-------------------------------------------------------------------------
 Health Care Providers & Services--3.0%
 IMS Health, Inc.                    162,383                  2,500,698
-------------------------------------------------------------------------
 Pharmaceutical Product
 Development, Inc. 1                 167,714                  4,389,076
                                                      -------------------
                                                              6,889,774

-------------------------------------------------------------------------
 Pharmaceuticals--1.4%
 Taro Pharmaceutical
 Industries Ltd. 1                    70,544                  3,228,093
-------------------------------------------------------------------------
 Industrials--26.0%
-------------------------------------------------------------------------
 Aerospace & Defense--5.7%
 Alliant
 Techsystems, Inc. 1                  64,926                  3,487,825
-------------------------------------------------------------------------
 General
 Dynamics Corp.                       65,900                  4,090,413
-------------------------------------------------------------------------
 L-3 Communications
 Holdings, Inc. 1                     51,200                  2,273,280
-------------------------------------------------------------------------
 Rockwell Collins, Inc.              157,400                  3,365,212
                                                      -------------------
                                                             13,216,730





                 7 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           Market Value
                                      Shares                 See Note 1
-------------------------------------------------------------------------
 Commercial Services & Supplies--3.4%
 Aramark Corp., Cl. B 1              232,100            $     5,329,016
-------------------------------------------------------------------------
 Certegy, Inc. 1                     104,000                  2,598,960
                                                        -----------------
                                                              7,927,976

-------------------------------------------------------------------------
 Industrial Conglomerates--2.8%
 General Electric Co.                220,600                  6,496,670
-------------------------------------------------------------------------
 Machinery--10.4%
 Actuant Corp., Cl. A 1               59,200                  2,196,320
-------------------------------------------------------------------------
 Ingersoll-Rand
 Co., Cl. A                           69,900                  3,081,192
-------------------------------------------------------------------------
 Navistar
 International Corp. 1                80,800                  2,254,320
-------------------------------------------------------------------------
 Oshkosh Truck Corp.                  79,700                  4,463,200
-------------------------------------------------------------------------
 Paccar, Inc.                         85,600                  4,999,896
-------------------------------------------------------------------------
 Parker-Hannifin Corp.               105,600                  4,295,808
-------------------------------------------------------------------------
 SPX Corp. 1                          80,800                  2,731,040
                                                        -----------------
                                                             24,021,776

-------------------------------------------------------------------------
 Road & Rail--3.7%
 Canadian National
 Railway Co.                         172,700                  8,398,401
-------------------------------------------------------------------------
 Information Technology--12.2%
-------------------------------------------------------------------------
 Communications Equipment--1.1%
 Cisco Systems, Inc. 1               171,400                  2,577,856
-------------------------------------------------------------------------
 Computers & Peripherals--0.5%
 EMC Corp. 1                         134,400                  1,221,696
-------------------------------------------------------------------------
 Electronic Equipment & Instruments--9.3%
 Arrow
 Electronics, Inc. 1                 100,000                  1,688,000
-------------------------------------------------------------------------
 Diebold, Inc.                       202,900                  8,111,942
-------------------------------------------------------------------------
 Flextronics
 International Ltd. 1                181,000                  1,583,750
-------------------------------------------------------------------------
 Mettler-Toledo
 International, Inc. 1                90,900                  3,226,950
-------------------------------------------------------------------------
 Roper Industries, Inc.              112,000                  3,426,080
-------------------------------------------------------------------------
 Waters Corp. 1                      143,538                  3,446,347
                                                        -----------------
                                                             21,483,069

-------------------------------------------------------------------------
 Software--1.3%
 Microsoft Corp.                     116,000                  2,966,120

                                                           Market Value
                                      Shares                 See Note 1
-------------------------------------------------------------------------
 Materials--1.0%
-------------------------------------------------------------------------
 Metals & Mining--1.0%
 Alcan, Inc.                          76,000            $     2,229,840
-------------------------------------------------------------------------
 Utilities--6.4%
-------------------------------------------------------------------------
 Electric Utilities--4.8%
 Cinergy Corp.                       151,000                  5,155,140
-------------------------------------------------------------------------
 Exelon Corp.                         49,200                  2,609,568
-------------------------------------------------------------------------
 FirstEnergy Corp.                   101,700                  3,430,341
                                                        -----------------
                                                             11,195,049

-------------------------------------------------------------------------
 Multi-Utilities--1.6%
 Vectren Corp.                       156,500                  3,638,625
                                                        -----------------
 Total Common Stocks
 (Cost $201,561,614)                                        215,393,374

                                   Principal
                                    Amount
-------------------------------------------------------------------------
 Short-Term Notes--4.0%
 Federal Home
 Loan Bank,
 1.30%, 5/12/03                 $  3,000,000                  2,998,946
-------------------------------------------------------------------------
 Student Loan
 Marketing Assn.,
 1.25%, 5/1/03                     6,234,000                  6,234,000
                                                        -----------------
 Total Short-Term Notes
 (Cost $9,232,946)                                            9,232,946

-------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $210,794,560)                    97.2%               224,626,320
-------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                      2.8                  6,450,925
                               ------------------------------------------
 Net Assets                            100.0%               231,077,245
                               ==========================================

Footnotes to Statement of Investments

1. Non-income producing security.

See accompanying Notes to Financial Statements.



                 8 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2003


---------------------------------------------------------------------------
 Assets
 Investments, at value (cost $210,794,560)--
 see accompanying statement                                  $ 224,626,320
---------------------------------------------------------------------------
 Cash                                                            2,868,167
---------------------------------------------------------------------------
 Receivables and other assets:
 Shares of capital stock sold                                    4,113,291
 Interest and dividends                                             94,695
 Other                                                               7,061
                                                              -------------
 Total assets                                                  231,709,534

---------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Shares of capital stock redeemed                                  416,353
 Transfer and shareholder servicing agent fees                      61,240
 Shareholder reports                                                59,110
 Distribution and service plan fees                                 44,520
 Directors' compensation                                            20,991
 Other                                                              30,075
                                                              -------------
 Total liabilities                                                 632,289


---------------------------------------------------------------------------
 Net Assets                                                   $231,077,245
                                                              =============


---------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of capital stock                             $  1,182
---------------------------------------------------------------------------
 Additional paid-in capital                                    229,175,953
---------------------------------------------------------------------------
 Accumulated net investment loss                                  (768,151)
---------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions      (11,163,499)
---------------------------------------------------------------------------
 Net unrealized appreciation on investments                     13,831,760
                                                              -------------
 Net Assets                                                   $231,077,245
                                                              =============




                 9 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


-----------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price
 per share (based on net assets of
 $162,901,535 and 8,204,285 shares of
 capital stock outstanding)                                           $19.86
 Maximum offering price per share
 (net asset value plus sales charge
 of 5.75% of offering price)                                          $21.07
-----------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $44,743,968
 and 2,383,802 shares of capital stock outstanding)                   $18.77
-----------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price per share
 (based on net assets of $19,496,008
 and 1,037,492 shares of capital stock outstanding)                   $18.79
-----------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $3,935,734
 and 199,132 shares of capital stock outstanding)                     $19.76



 See accompanying Notes to Financial Statements.




                10 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2003


----------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $11,401)       $ 1,235,985
----------------------------------------------------------------------------
 Interest                                                           72,885
                                                               -------------
 Total investment income                                         1,308,870

----------------------------------------------------------------------------
 Expenses
 Management fees                                                 1,073,302
----------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                           206,260
 Class B                                                           211,366
 Class C                                                            88,964
 Class N                                                             8,046
----------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                           269,696
 Class B                                                            93,824
 Class C                                                            39,863
 Class N                                                             5,968
----------------------------------------------------------------------------
 Shareholder reports                                                75,613
----------------------------------------------------------------------------
 Directors' compensation                                             9,820
----------------------------------------------------------------------------
 Custodian fees and expenses                                         2,194
----------------------------------------------------------------------------
 Other                                                               1,300
                                                               -------------
 Total expenses                                                  2,086,216
 Less reduction to custodian expenses                                (286)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                     (22,561)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                      (8,462)
                                                               -------------
 Net expenses                                                    2,054,907


----------------------------------------------------------------------------
 Net Investment Loss                                              (746,037)


----------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on investments                               (6,785,041)
----------------------------------------------------------------------------
 Net change in unrealized appreciation on investments           16,089,311
                                                               -------------
 Net realized and unrealized gain                                9,304,270


----------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations           $8,558,233
                                                               =============




 See accompanying Notes to Financial Statements.


                11 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Six Months                   Year
                                                                              Ended                  Ended
                                                                     April 30, 2003            October 31,
                                                                        (Unaudited)                   2002
------------------------------------------------------------------------------------------------------------
 Operations
 Net investment loss                                                    $  (746,037)       $    (1,768,281)
------------------------------------------------------------------------------------------------------------
 Net realized loss                                                       (6,785,041)            (4,187,269)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                    16,089,311            (14,161,865)
                                                                       -------------------------------------
 Net increase (decrease) in net assets resulting
 from operations                                                          8,558,233            (20,117,415)

------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Distributions from net realized gain:
 Class A                                                                         --             (3,391,280)
 Class B                                                                         --               (804,584)
 Class C                                                                         --               (259,169)
 Class N                                                                         --                 (6,440)

------------------------------------------------------------------------------------------------------------
 Capital Stock Transactions
 Net increase in net assets resulting from capital stock transactions:
 Class A                                                                  6,554,568             12,204,180
 Class B                                                                  1,193,183             13,511,982
 Class C                                                                  1,858,162              8,834,017
 Class N                                                                    780,749              3,077,772

------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase                                                          18,944,895             13,049,063
------------------------------------------------------------------------------------------------------------
 Beginning of period                                                    212,132,350            199,083,287
                                                                       -------------------------------------
 End of period [including accumulated net investment
 loss of $768,151 and $22,114, respectively]                           $231,077,245           $212,132,350
                                                                       =====================================



 See accompanying Notes to Financial Statements.


                12 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

                                        Six Months                                                                Year
                                             Ended                                                               Ended
                                    April 30, 2003                                                            Oct. 31,
 Class A                                (Unaudited)        2002         2001        2000         1999             1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period      $ 19.07      $ 20.91      $ 33.65     $ 33.66      $ 32.11          $ 41.63
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                 (.05)        (.13)        (.11)       (.25)        (.06)             .05
 Net realized and unrealized gain (loss)       .84        (1.25)       (2.59)       6.08         2.70             4.28
                                           --------------------------------------------------------------------------------
 Total from investment operations              .79        (1.38)       (2.70)       5.83         2.64             4.33
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           --           --           --          --         (.04)            (.13)
 Dividends in excess of net
 investment income                              --           --           --          --           -- 1             --
 Distributions from net realized gain           --         (.46)      (10.04)      (5.84)       (1.05)          (13.72)
                                           --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                --         (.46)      (10.04)      (5.84)       (1.09)          (13.85)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $19.86       $19.07       $20.91      $33.65       $33.66           $32.11
                                           ================================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2           4.14%       (6.90)%      (9.91)%     20.63%        8.47%           13.28%

---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands) $162,902     $150,161     $154,346    $177,876     $224,995         $262,669
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $152,701     $164,479     $161,187    $181,216     $256,450         $280,821
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                (0.49)%      (0.61)%      (0.44)%     (0.73)%      (0.17)%           0.13%
 Expenses, gross                              1.71%        1.71%        1.67%       1.73%        1.71%            1.67% 4
 Expenses, net                                1.71% 5      1.71% 5,6    1.67% 5     1.73% 5      1.58% 5,7        1.29% 7
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         4%          75%          80%         77%          79%              30%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.
7. Net of voluntary waiver of management fees and distribution and service plan fees.

See accompanying Notes to Financial Statements.


                13 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                        Six Months                                                                Year
                                             Ended                                                               Ended
                                    April 30, 2003                                                            Oct. 31,
 Class B                               (Unaudited)         2002         2001        2000         1999             1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period      $ 18.09      $ 19.99      $ 32.77     $ 33.07      $ 31.71          $ 41.41
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                 (.10)        (.19)         .05        (.34)        (.19)            (.06)
 Net realized and unrealized gain (loss)       .78        (1.25)       (2.79)       5.88         2.60             4.15
                                           --------------------------------------------------------------------------------
 Total from investment operations              .68        (1.44)       (2.74)       5.54         2.41             4.09
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           --           --           --          --           --             (.07)
 Dividends in excess of net
 investment income                              --           --           --          --           -- 1             --
 Distributions from net realized gain           --         (.46)      (10.04)      (5.84)       (1.05)          (13.72)
                                           --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                --         (.46)      (10.04)      (5.84)       (1.05)          (13.79)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $18.77       $18.09       $19.99      $32.77       $33.07           $31.71
                                           ================================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2           3.76%       (7.53)%     (10.48)%     20.02%        7.83%           12.54%

---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)  $44,744      $42,010      $34,278     $17,429      $15,634           $9,562
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $42,639      $42,900      $27,144     $15,719      $14,112           $4,586
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                         (1.21)%      (1.30)%      (1.13)%     (1.26)%      (0.80)%          (0.57)%
 Expenses, gross                              2.52%        2.41%        2.26%       2.27%        2.27%            2.24% 4
 Expenses, net                                2.41% 5,6    2.41% 5,7    2.26% 5     2.27% 5      2.19% 5,8        2.01% 8
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         4%          75%          80%         77%          79%              30%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.
8. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.

                14 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                        Six Months                                                                  Year
                                             Ended                                                                 Ended
                                    April 30, 2003                                                              Oct. 31,
 Class C                               (Unaudited)         2002         2001        2000         1999             1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period      $ 18.11      $ 20.01      $ 32.80     $ 33.09      $ 31.73          $ 41.42
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                  (.09)       (.13)         .11        (.38)        (.17)            (.13)
 Net realized and unrealized gain (loss)       .77        (1.31)       (2.86)       5.93         2.58             4.21
                                           --------------------------------------------------------------------------------
 Total from investment operations              .68        (1.44)       (2.75)       5.55         2.41             4.08
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           --           --           --          --           --             (.05)
 Dividends in excess of net
 investment income                              --           --           --          --           -- 1             --
 Distributions from net realized gain           --         (.46)      (10.04)      (5.84)       (1.05)          (13.72)
                                           --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                --         (.46)      (10.04)      (5.84)       (1.05)          (13.77)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $18.79       $18.11       $20.01      $32.80       $33.09           $31.73
                                           --------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2           3.76%       (7.52)%     (10.50)%     20.05%        7.82%           12.49%

---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)  $19,496      $16,979      $10,272      $5,053       $4,632           $2,972
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $17,954      $15,323     $  7,898      $4,969       $4,117           $1,582
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                         (1.23)%      (1.30)%      (1.13)%     (1.25)%      (0.80)%          (0.58)%
 Expenses, gross                              2.53%        2.41%        2.26%       2.27%        2.26%            2.23% 4
 Expenses, net                                2.43% 5,6    2.41% 5,7    2.26% 5     2.27% 5      2.18% 5,8        2.01% 8
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         4%          75%          80%         77%          79%              30%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.
8. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.

                15 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                                       Six Months                   Year
                                                            Ended                  Ended
                                                   April 30, 2003               Oct. 31,
 Class N                                              (Unaudited)       2002      2001 1
-------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                    $ 19.00     $ 20.88     $ 23.25
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.08)       (.17)       (.03)
 Net realized and unrealized gain (loss)                     .84       (1.25)      (2.34)
                                                         ----------------------------------
 Total from investment operations                            .76       (1.42)      (2.37)
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --          --          --
 Dividends in excess of net investment income                 --          --          --
 Distributions from net realized gain                         --        (.46)         --
                                                         ----------------------------------
 Total dividends and/or
 distributions to shareholders                                --        (.46)         --
-------------------------------------------------------------------------------------------
 Net asset value, end of period                           $19.76      $19.00      $20.88
                                                         ----------------------------------

-------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          4.00%     (7.10)%    (10.19)%

-------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                 $3,936      $2,983        $187
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $3,251      $1,475        $ 38
-------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                        (0.77)%    (0.88)%     (0.96)%
 Expenses, gross                                            1.95%       1.87%       1.75%
 Expenses, net                                              1.95% 4     1.87% 4,5   1.75% 4
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       4%         75%         80%


1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                16 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies

 Oppenheimer Quest Capital Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.


                17 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $10,729,797. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of October 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2010        $3,944,756

--------------------------------------------------------------------------------
 Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were decreased by $104 and payments of $563 were made to retired directors, resulting in an accumulated liability of $21,449 as of April 30, 2003.
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the director. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                18 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

 The tax character of distributions paid during the six months ended April 30, 2003 and the year ended October 31, 2002 was as follows:

                                Six Months Ended        Year Ended
                                  April 30, 2003  October 31, 2002
            ------------------------------------------------------
            Distributions paid from:
            Ordinary income                  $--        $       --
            Long-term capital gain            --         4,461,473
            Return of capital                 --                --
                                       ---------------------------
            Total                            $--        $4,461,473
                                       ===========================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized one billion shares of $.0001 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                                    Six Months Ended April 30, 2003            Year Ended October 31, 2002
                                           Shares            Amount               Shares            Amount
-----------------------------------------------------------------------------------------------------------
 Class A
 Sold                                   1,256,844      $ 24,095,391            2,235,230      $ 47,891,615
 Dividends and/or
 distributions reinvested                      --                --              104,423         2,298,369
 Redeemed                                (928,607)      (17,540,823)          (1,845,506)      (37,985,804)
                                        -------------------------------------------------------------------
 Net increase                             328,237       $ 6,554,568              494,147       $12,204,180
                                        ===================================================================


-----------------------------------------------------------------------------------------------------------
 Class B
 Sold                                     434,345      $  7,926,848            1,385,300      $ 28,277,580
 Dividends and/or
 distributions reinvested                      --                --               34,608           726,779
 Redeemed                                (373,219)       (6,733,665)            (812,006)      (15,492,377)
                                        -------------------------------------------------------------------
 Net increase                              61,126       $ 1,193,183              607,902       $13,511,982
                                        ===================================================================


                19 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



------------------------------------------------------------------------------------------------------------
 2. Shares of Capital Stock Continued

                                     Six Months Ended April 30, 2003           Year Ended October 31, 2002
                                          Shares           Amount                 Shares          Amount
------------------------------------------------------------------------------------------------------------
 Class C
 Sold                                     294,771       $ 5,367,553              691,805       $14,002,918
 Dividends and/or
 distributions reinvested                      --                --               10,995           231,241
 Redeemed                                (194,839)       (3,509,391)            (278,450)       (5,400,142)
                                        --------------------------------------------------------------------
 Net increase                              99,932       $ 1,858,162              424,350        $8,834,017
                                        ====================================================================


------------------------------------------------------------------------------------------------------------
 Class N
 Sold                                      75,950      $  1,437,839              163,175       $ 3,353,343
 Dividends and/or
 distributions reinvested                      --                --                  292             6,420
 Redeemed                                 (33,792)         (657,090)             (15,463)         (281,991)
                                        --------------------------------------------------------------------
 Net increase                              42,158       $   780,749              148,004        $3,077,772
                                        ====================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $79,150,688 and $67,197,034, respectively.


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, and 0.85% of average annual net assets in excess of $800 million.
--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the six months ended April 30, 2003, the Manager paid $427,225 to the Sub-Advisor for its services to the Fund.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


                20 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate           Class A       Concessions      Concessions       Concessions      Concessions
                        Front-End         Front-End        on Class A       on Class B        on Class C       on Class N
                    Sales Charges     Sales Charges            Shares           Shares            Shares           Shares
                       on Class A       Retained by       Advanced by      Advanced by       Advanced by      Advanced by
 Six Months Ended          Shares       Distributor     Distributor 1    Distributor 1     Distributor 1    Distributor 1
---------------------------------------------------------------------------------------------------------------------------
 April 30, 2003          $174,860           $55,463            $3,816         $161,693           $32,484          $11,527


 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                    Class A              Class B             Class C          Class N
                                 Contingent           Contingent          Contingent       Contingent
                                   Deferred             Deferred            Deferred         Deferred
                              Sales Charges        Sales Charges       Sales Charges    Sales Charges
                                Retained by          Retained by         Retained by      Retained by
 Six Months Ended               Distributor          Distributor         Distributor      Distributor
-----------------------------------------------------------------------------------------------------
 April 30, 2003                        $713              $63,678              $5,925           $1,797

--------------------------------------------------------------------------------
 Class A Distribution and Service Plan Fees. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.10% of average annual net assets of Class A shares of the Fund. (The Board of Directors can set this rate up to 0.25%.) Effective January 1, 2003, the Board of Directors has voluntarily reduced the asset-based sales charge in Class A shares to zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. For the six months ended April 30, 2003, payments under the Class A plan totaled $206,260, all of which were paid by the Distributor to recipients, and included $5,568 paid to an affiliate of the Manager.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended April 30, 2003, were as follows:

                                                                                     Distributor's
                                                               Distributor's             Aggregate
                                                                   Aggregate          Unreimbursed
                                                                Unreimbursed         Expenses as %
                       Total Payments      Amount Retained          Expenses         of Net Assets
                           Under Plan       by Distributor        Under Plan              of Class
---------------------------------------------------------------------------------------------------
 Class B Plan                $211,366             $172,560        $1,365,177                  3.05%
 Class C Plan                  88,964               38,010           299,915                  1.54
 Class N Plan                   8,046                7,460            85,010                  2.16

                21 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund had the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through November 12, 2002.

--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.


                22 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.SM



--------------------------------------------------------------------------------
 Directors and Officers             Thomas W. Courtney, Chairman
                                    John V. Murphy, President
                                    Paul Y. Clinton, Director
                                    Robert G. Galli, Director
                                    Lacy B. Herrmann, Director
                                    Brian Wruble, Director
                                    Robert G. Zack, Secretary
                                    Brian W. Wixted, Treasurer


--------------------------------------------------------------------------------
 Investment Advisor                 OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 Sub-Advisors                       OpCap Advisors

--------------------------------------------------------------------------------
 Distributor                        OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 Transfer and Shareholder           OppenheimerFunds Services
 Servicing Agent

--------------------------------------------------------------------------------
 Independent Auditors               KPMG LLP

--------------------------------------------------------------------------------
 Legal Counsel                      Mayer Brown Rowe & Maw

                                    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


         (C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

             Not part of the semiannual report to Fund shareholders

                23 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct, our electronic document delivery service
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

Protection of Information
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

Security
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service

Not part of the semiannual report to Fund shareholders

                24 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com.

Emails and Encryption
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com for assistance.

 o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
 o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
 o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

How You Can Help
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.CALL OPP (1.800.225.5677).



Not part of the semiannual report to Fund shareholders

                25 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

INFORMATION AND SERVICES

[GRAPHIC] eDocsDirect

Get This Report Online!
You can quickly view, download and print this report at your convenience. It's EASY, FAST, CONVENIENT, and FREE!
With OppenheimerFunds eDocs Direct, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll cut down on paper mail and help reduce fund expenses!

Sign up for eDocs Direct today at
www.oppenheimerfunds.com

Internet
24-hr access to account information and transactions 1
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------
Ticker Symbols
Class A: QCVAX  Class B: QCVBX  Class C: QCVCX  Class N: QCVNX


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


Not part of the semiannual report to Fund shareholders

                                                        [LOGO]
                                                        OppenheimerFunds(R)
                                                        Distributor, Inc.

RS0835.001.0403  June 27, 2003

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)